Taxation - Summary of Operating Loss Carry Forward (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxation
Operating loss carryforwards	¥ 136,584	¥ 116,862
Loss expiring in 2025
Taxation
Operating loss carryforwards	19,756
Loss expiring in 2026
Taxation
Operating loss carryforwards	44,434
Loss expiring in 2027
Taxation
Operating loss carryforwards	30,029
Loss expiring in 2028
Taxation
Operating loss carryforwards	71,158
Loss expiring in 2029
Taxation
Operating loss carryforwards	190,455
Loss expiring in 2030
Taxation
Operating loss carryforwards	156,066
Loss expiring in 2031
Taxation
Operating loss carryforwards	207,664
Loss expiring in 2032
Taxation
Operating loss carryforwards	14,027
Loss expiring in 2033
Taxation
Operating loss carryforwards	98,722
Loss expiring in 2034
Taxation
Operating loss carryforwards	129,473
Operating loss carry forwards
Taxation
Operating loss carryforwards	¥ 961,784